American Funds® Global Insight Fund
Investment portfolio
July 31, 2022
unaudited
Common stocks 92.51% Information technology 20.20%	Shares	Value (000)
Microsoft Corp.	635,079	$178,292
Broadcom, Inc.	318,174	170,376
Apple, Inc.	981,636	159,526
ASML Holding NV1	266,201	152,842
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,524,553	134,892
Visa, Inc., Class A	545,316	115,667
KLA Corp.	228,499	87,638
SAP SE1	845,412	78,359
Fidelity National Information Services, Inc.	617,817	63,116
GoDaddy, Inc., Class A2	821,207	60,917
Keyence Corp.[1]	138,860	55,106
Fujitsu, Ltd.[1]	344,400	48,212
EVERTEC, Inc.	1,053,019	41,057
Amadeus IT Group SA, Class A, non-registered shares[1,2]	627,598	36,620
Hamamatsu Photonics KK1	707,400	32,121
Trimble, Inc.[2]	419,279	29,111
Wolfspeed, Inc.[2]	307,133	25,584
Jack Henry & Associates, Inc.	109,639	22,780
ServiceNow, Inc.[2]	50,690	22,641
Nokia Corp.[1]	4,254,267	22,272
Texas Instruments, Inc.	117,039	20,937
Mastercard, Inc., Class A	54,149	19,157
Analog Devices, Inc.	106,059	18,238
OBIC Co., Ltd.[1]	83,700	13,354
Micron Technology, Inc.	204,667	12,661
Kulicke and Soffa Industries, Inc.	243,228	11,704
Adobe, Inc.[2]	27,367	11,224
Tokyo Electron, Ltd.[1]	31,100	10,783
Dye & Durham, Ltd.	680,000	10,015
MKS Instruments, Inc.	84,003	9,929
STMicroelectronics NV (EUR denominated)[1]	236,904	9,014
NetApp, Inc.	117,528	8,383
Intel Corp.	214,536	7,790
VeriSign, Inc.[2]	13,080	2,474
Lam Research Corp.	4,745	2,375
Euronet Worldwide, Inc.[2]	13,710	1,347
		1,706,514
Health care 14.51%
UnitedHealth Group, Inc.	314,409	170,517
Novo Nordisk A/S, Class B1	1,352,330	159,045
AstraZeneca PLC[1]	1,154,000	151,693
Seagen, Inc.[2]	596,209	107,306
Abbott Laboratories	759,378	82,651
Eli Lilly and Company	185,901	61,290
Danaher Corp.	201,623	58,767
American Funds Global Insight Fund — Page 1 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
BeiGene, Ltd. (ADR)[2]	317,507	$53,367
Edwards Lifesciences Corp.[2]	521,781	52,460
Genmab A/S1,2	132,448	47,160
Bristol-Myers Squibb Company	616,690	45,499
Zoetis, Inc., Class A	225,084	41,089
AbbVie, Inc.	242,093	34,743
Grifols, SA, Class A, non-registered shares[1,2]	2,065,338	30,134
Zimmer Biomet Holdings, Inc.	260,427	28,749
Elevance Health, Inc.	57,513	27,439
Humana, Inc.	42,500	20,485
Merck & Co., Inc.	201,291	17,983
Shionogi & Co., Ltd.[1]	233,900	11,991
Koninklijke Philips NV	410,579	8,515
Regeneron Pharmaceuticals, Inc.[2]	14,495	8,432
Straumann Holding AG1	47,300	6,406
		1,225,721
Financials 11.49%
AIA Group, Ltd.[1]	11,339,200	114,444
JPMorgan Chase & Co.	714,227	82,393
Aon PLC, Class A	233,545	67,971
London Stock Exchange Group PLC[1]	633,247	61,800
DBS Group Holdings, Ltd.[1]	2,522,996	57,627
CME Group, Inc., Class A	286,725	57,196
DNB Bank ASA[1]	2,847,999	55,951
HDFC Bank, Ltd. (ADR)	874,603	54,925
Marsh & McLennan Companies, Inc.	332,417	54,503
Intercontinental Exchange, Inc.	400,306	40,827
Moody’s Corp.	116,753	36,223
First Republic Bank	218,315	35,522
SVB Financial Group[2]	87,117	35,156
S&P Global, Inc.	85,194	32,112
MSCI, Inc.	62,203	29,941
Citizens Financial Group, Inc.	728,747	27,671
State Street Corp.	362,903	25,781
Banco Bilbao Vizcaya Argentaria, SA1	4,200,938	19,117
Western Alliance Bancorporation	242,307	18,507
Wells Fargo & Company	398,133	17,466
Nasdaq, Inc.	91,755	16,598
UBS Group AG1	766,804	12,559
UniCredit SpA[1]	814,836	8,069
Discover Financial Services	53,871	5,441
Chubb, Ltd.	16,270	3,069
		970,869
Industrials 11.07%
Safran SA1	966,028	106,446
Northrop Grumman Corp.	155,971	74,695
ABB, Ltd.[1]	2,437,747	74,175
Airbus SE, non-registered shares[1]	651,933	70,499
Honeywell International, Inc.	356,906	68,690
AMETEK, Inc.	499,793	61,724
ITT, Inc.	617,157	46,305
TFI International, Inc. (CAD denominated)	457,103	45,655
Norfolk Southern Corp.	173,921	43,684
American Funds Global Insight Fund — Page 2 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
SMC Corp.[1]	88,000	$43,551
Carrier Global Corp.	832,478	33,740
Ryanair Holdings PLC (ADR)[2]	434,285	31,703
HEICO Corp., Class A	142,523	18,198
HEICO Corp.	82,698	13,042
CSX Corp.	860,016	27,804
MTU Aero Engines AG1	135,827	26,130
Axon Enterprise, Inc.[2]	201,041	22,153
TransDigm Group, Inc.[2]	28,745	17,889
Epiroc AB, Class A1	987,300	17,563
DSV A/S1	92,391	15,530
Jardine Matheson Holdings, Ltd.[1]	293,500	15,524
Armstrong World Industries, Inc.	167,535	14,969
Dun & Bradstreet Holdings, Inc.	807,641	12,728
DKSH Holding AG1	151,538	12,445
Daikin Industries, Ltd.[1]	57,700	10,149
Delta Air Lines, Inc.[2]	307,953	9,793
		934,784
Consumer discretionary 9.52%
Amazon.com, Inc.[2]	747,758	100,910
Kering SA1	174,002	99,837
Industria de Diseño Textil, SA1	3,029,883	73,594
Hilton Worldwide Holdings, Inc.	551,041	70,572
EssilorLuxottica[1]	427,427	67,058
YUM! Brands, Inc.	329,280	40,350
Cie. Financière Richemont SA, Class A1	332,751	40,259
B&M European Value Retail SA1	6,782,731	35,174
Royal Caribbean Cruises, Ltd.[2]	906,992	35,110
Hermès International[1]	25,644	35,109
Dollar General Corp.	136,552	33,923
LVMH Moët Hennessy-Louis Vuitton SE1	43,093	29,976
NIKE, Inc., Class B	255,166	29,324
adidas AG1	166,543	28,582
MercadoLibre, Inc.[2]	28,838	23,466
Lowe’s Companies, Inc.	106,471	20,392
Lear Corp.	124,247	18,779
VF Corp.	259,690	11,603
TJX Companies, Inc.	167,890	10,268
		804,286
Consumer staples 7.98%
Philip Morris International, Inc.	985,206	95,713
Danone SA1	1,374,048	75,761
Nestlé SA1	616,559	75,726
Reckitt Benckiser Group PLC[1]	778,630	63,210
Carlsberg A/S, Class B1	487,430	63,125
British American Tobacco PLC[1]	1,541,547	60,586
L’Oréal SA, non-registered shares[1]	155,070	58,573
Costco Wholesale Corp.	96,765	52,379
Anheuser-Busch InBev SA/NV1	945,311	50,639
Diageo PLC[1]	564,041	26,809
Imperial Brands PLC[1]	1,018,348	22,399
American Funds Global Insight Fund — Page 3 of 8

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
General Mills, Inc.	277,457	$20,751
Unilever PLC (GBP denominated)[1]	175,302	8,539
		674,210
Communication services 5.69%
Alphabet, Inc., Class A2	605,060	70,380
Alphabet, Inc., Class C2	420,360	49,031
Koninklijke KPN NV1,3	19,806,633	65,219
América Móvil, SAB de CV, Series L (ADR)	2,820,585	53,394
Comcast Corp., Class A	1,285,812	48,244
Meta Platforms, Inc., Class A2	268,749	42,758
Tencent Holdings, Ltd.[1]	959,200	37,733
Electronic Arts, Inc.	238,583	31,309
Nippon Telegraph and Telephone Corp.[1]	829,400	23,696
Charter Communications, Inc., Class A2	52,949	22,879
Netflix, Inc.[2]	100,929	22,699
Cable One, Inc.	9,873	13,592
		480,934
Energy 4.93%
Chevron Corp.	870,716	142,606
ConocoPhillips	737,844	71,888
EOG Resources, Inc.	530,214	58,970
TC Energy Corp. (CAD denominated)	878,068	46,813
TotalEnergies SE1	612,852	31,262
Pioneer Natural Resources Company	99,376	23,547
Suncor Energy, Inc.	569,147	19,316
INPEX Corp.[1]	1,152,100	13,196
BP PLC[1]	1,741,699	8,531
		416,129
Materials 2.99%
Shin-Etsu Chemical Co., Ltd.[1]	399,200	51,195
Air Liquide SA, non-registered shares[1]	354,817	48,901
Vale SA, ordinary nominative shares (ADR)	3,524,155	47,435
Asahi Kasei Corp.[1]	4,769,900	38,368
Sika AG1	98,472	24,370
Givaudan SA1	3,997	13,992
Sociedad Química y Minera de Chile SA, Class B (ADR)	128,500	12,641
Linde PLC	39,772	12,011
Barrick Gold Corp.	212,553	3,346
		252,259
Utilities 2.85%
Engie SA1	3,305,126	40,934
Edison International	501,431	33,982
AES Corp.	1,516,111	33,688
Enel SpA[1]	5,787,710	29,245
Ørsted AS1	245,394	28,543
CenterPoint Energy, Inc.	762,000	24,148
Sempra Energy	127,700	21,173
Exelon Corp.	438,280	20,375
Iberdrola SA, non-registered shares[1,2]	851,805	9,075
		241,163
American Funds Global Insight Fund — Page 4 of 8

unaudited
Common stocks (continued) Real estate 1.28%	Shares	Value (000)
Link REIT[1]	4,459,421	$37,380
Equinix, Inc. REIT	41,031	28,875
Crown Castle International Corp. REIT	148,155	26,766
Altus Group, Ltd.[3]	370,000	15,189
		108,210
Total common stocks (cost: $7,900,594,000)		7,815,079
Preferred securities 0.62% Information technology 0.45%
Samsung Electronics Co., Ltd., preferred shares (GDR)[1]	35,213	38,133
Health care 0.17%
Sartorius AG, nonvoting non-registered preferred shares[1]	31,982	14,234
Total preferred securities (cost: $71,525,000)		52,367
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	139,690	101
Total rights & warrants (cost: $0)		101
Short-term securities 7.23% Money market investments 6.57%
Capital Group Central Cash Fund 1.71%[4,5]	5,548,207	554,599
Money market investments purchased with collateral from securities on loan 0.66%
Capital Group Central Cash Fund 1.71%[4,5,6]	253,987	25,389
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.73%[4,6]	6,245,461	6,246
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.88%[4,6]	6,245,462	6,245
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.60%[4,6]	6,245,462	6,245
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.85%[4,6]	6,245,462	6,245
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.87%[4,6]	5,728,082	5,728
		56,098
Total short-term securities (cost: $610,859,000)		610,697
Total investment securities 100.36% (cost: $8,582,978,000)		8,478,244
Other assets less liabilities (0.36)%		(30,101)
Net assets 100.00%		$8,448,143
American Funds Global Insight Fund — Page 5 of 8

unaudited
Investments in affiliates5

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)
Short-term securities 6.87%
Money market investments 6.57%
Capital Group Central Cash Fund 1.71%[4]	$154,525	$1,429,537	$1,029,215	$(81)	$(167)	$554,599	$2,033
Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 1.71%[4,6]	17,077	8,312[7]				25,389	—[8]
Total 6.87%				$(81)	$(167)	$579,988	$2,033
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,055,654,000, which represented 36.17% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $59,292,000, which represented .70% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 7/31/2022.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
American Funds Global Insight Fund — Page 6 of 8

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of July 31, 2022 (dollars in thousands):
American Funds Global Insight Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,247,831	$458,683	$—	$1,706,514
Health care	819,292	406,429	—	1,225,721
Financials	641,302	329,567	—	970,869
Industrials	542,772	392,012	—	934,784
Consumer discretionary	394,697	409,589	—	804,286
Consumer staples	168,843	505,367	—	674,210
Communication services	354,286	126,648	—	480,934
Energy	363,140	52,989	—	416,129
Materials	75,433	176,826	—	252,259
Utilities	133,366	107,797	—	241,163
Real estate	70,830	37,380	—	108,210
Preferred securities	—	52,367	—	52,367
Rights & warrants	101	—	—	101
Short-term securities	610,697	—	—	610,697
Total	$5,422,590	$3,055,654	$—	$8,478,244
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-122-0922O-S89834	American Funds Global Insight Fund — Page 8 of 8